Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
Assets held for distribution (sale) are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2021	December 31, 2022
Premises and equipment	8,900	9,589
Investments of associates	11,472	—
Others	5,955	4,183

Total	26,327	13,772

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 202 1 and December 31, 202 2 .